Convertible loans - Interest Expense (Details) - Residual Loan - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	$ 1,536	$ 7,684
Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	1,132	5,664
Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	$ 404	$ 2,020